CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net Income (Loss)	¥ 41,303	¥ (97,080)	¥ (25,798)
Foreign currency translation adjustments, net of tax	2,216	(1,285)	(243)
Comprehensive income (loss)	¥ 43,519	¥ (98,365)	¥ (25,798)